Business Combination, Significant Transaction and Sale of Business (Details Textual) ₪ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares	Jan. 03, 2017 USD ($)	Jan. 03, 2017 ILS (₪)	May 09, 2016 USD ($)
Business Combination, Significant Transaction and Sale of Business (Textual)
Ordinary shares issued | shares	15,318,958	15,307,402
Financial liability	$ 8,191
Michpal Micro Computers (1983) Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash			$ 22,106
Michpal Micro Computers (1983) Ltd. [Member] | NIS [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash | ₪				₪ 85,000
TSG IT Advanced Systems Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total purchase price					$ 51,532
Percentage of assets acquired					50.00%
Total assets acquired net of acquired cash					$ 25,766